Selling, Administrative and General Expenses (Details) - ILS (₪)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Selling, General and Administrative Expense [Abstract]
Salary	₪ 0	₪ 0
Advertising	11,794	10,945
Rent	0	820
Management fees	420,001	600,000
Communication	1,705	2,235
Professional services	194,147	51,524
Travel abroad	0	1,552
Maintenance and Electricity	1,997	307
Office expenses	0	0
Refreshments	0	405
Taxes and fees	0	1,511
Travel and parking	1,141	857
Depreciation expenses	7,012	7,325
Selling, Administrative and General Expenses	₪ 637,797	₪ 677,481